Share Capital and Other Components of Equity (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of company's option
The following table summarizes the Company’s option transactions:

	Number of options	Weighted average exercise price (CDN$)
Outstanding, December 31, 2022	3,306,450	6.18
Exercised	(20,600)	2.00
Cancelled	(24,800)	3.73
Granted	257,200	6.91

Outstanding, December 31, 2023	3,518,250	6.27
Exercised	(18,760)	1.90
Cancelled	(220,500)	5.15
Granted	2,028,880	4.10

Outstanding, December 31, 2024	5,307,870	$5.50

Summary of options outstanding along with the grant dates and expiry date

Grant Date	Options Outstanding	Options Exercisable	Exercise Price (CDN$)		Expiry Date	Remaining Contractual Life (years)
Sep 27, 2015	181,250	181,250		$8.00	Mar 31, 2025	0.25
Nov 2, 2015	95,000	95,000		$8.00	Nov 2, 2025	0.85
Mar 5, 2018 Mar 9, 2021	446,000 736,950	446,000 736,950	$ $	8.00 8.00	Mar 5, 2028 Mar 9, 2031	3.18 6.20
Mar 9, 2021 May 3, 2021	326,800 257,000	326,800 257,000	$ $	8.00 8.00	Mar 9, 2031 May 3, 2031	6.20 6.35
Dec 9, 2021	60,000	60,000		$2.02	Dec 9, 2031	6.95
Mar 31, 2022	359,490	266,115		$1.90	Mar 31, 2032	7.26
Dec 9, 2022	734,300	574,475		$3.85	Dec 9, 2032	7.95
May 18, 2023	180,000	90,000		$6.84	May 18, 2033	8.39
May 30, 2023	17,200	8,600		$6.75	May 30, 2033	8.42
Sep 27, 2023	60,000	30,000		$7.16	Sep 27, 2033	8.75
May 13, 2024	1,456,880	576,720		$3.96	May 13, 2034	9.62
May 28, 2024	50,000	25,000		$3.82	May 28, 2034	9.66
August 9, 2024	82,000	25,500		$3.48	Aug 9, 2034	9.86
November 25, 2024	350,000	175,000		$4.91	November 25, 2034	9.91
December 10, 2024	90,000	90,000		$4.66	December 10, 2034	9.95

	5,307,870	3,964,410		$5.52		7.22

Summary of weighted-average assumptions
The share-based compensation expense was determined based on the fair value of options at the date of measurement using the Black-Scholes option pricing model with the following weighted-average assumptions:

Options granted during the year ended	December 31, 2024	December 31, 2023
Expected dividend yield	0.00%	0.00%
Expected forfeiture rate	0.00%	0.00%
Weighted average annual volatility	78.00%	79.60%
Weighted average risk-free interest rate	3.58%	3.54%
Weighted average expected option life	5.57 years	5.75 years
Weighted average share price (CDN$)	$4.13	$6.91
Weighted average exercise price (CDN$)	$4.13	$6.91
Weighted average fair value of options granted (CDN$)	$2.62	$4.78

Summary of share based compensation arrangements by share based payment warrant
The following table summarizes the Company’s warrant transactions:

	Number of warrants	Weighted average exercise price (CDN$)
Outstanding December 31, 2022	11,504,814	$4.95
Exercised	(2,385,484)	2.90

Outstanding December 31, 2023	9,119,330	$5.49

Exercised	(80,243)	5.61
Expired	(231,110)	5.88

Outstanding December 31, 2024	8,807,977	$5.48

Summary of share based compensation of share warrants outstanding
As at December 31, 2024, the following warrants were outstanding:

Expiry date	Exercise price (CDN$)	Remaining contractual life (years)	Warrants outstanding and exercisable
120 days after holder to be a Director/ Officer or consultant	$0.7572	N/A	243,421
120 days after former spouse ceases to be a Director/ Officer or consultant	0.7572	N/A	137,500
120 days after holder ceases to be a Director/ Officer or consultant (1)	0.4984	N/A	315,500
March 9, 2026	11.20	1.19	2,826,024
April 20, 2026	3.00	1.30	5,196,250
April 20, 2026	2.05	1.30	50,054
April 29, 2026	11.20	1.33	39,228

	$5.48		8,807,977

(1)
Represents warrants to acquire 315,500 units consisting of one Common Share and one additional warrant at an exercise price of $0.75CDN. These underlying warrants expire two years from the date of exercise of the primary warrant.

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]	The impact on loss per share on the Consolidated Statements of Operations and Comprehensive Loss is as follows:

Year ended December 31,	2024	2023
Loss attributable to the Owners of the Company	$(25,502,536)	$(28,220,796)
Less: implied dividend on Preferred Shares	425,557	—

Adjusted Loss attributable to the Owners of the Company	(25,928,093)	(28,220,796)
Weighted average shares ou tst anding - basic and diluted	33,930,575	24,146,623

Loss per Share - Basic and Diluted (Owners of the Company)	$(0.76)	$(1.17)